Share repurchase programs	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share repurchase programs
Note 22: Share repurchase programs

From time to time, the Bank may seek to repurchase and retire equity securities of the Bank, through cash purchase, privately negotiated transactions, or otherwise. Such transactions, if any, depend on prevailing market conditions, liquidity and capital requirements, contractual restrictions, and other factors.

Common Share Repurchase Program
On December 2, 2019, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.5 million common shares through to February 28, 2021.

On February 10, 2021, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2022.

On February 14, 2022, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2023.
On February 13, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.0 million common shares through to February 29, 2024.

On December 5, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.5 million common shares through to December 31, 2024.

In the year ended December 31, 2023, the Bank repurchased and retired 3,133,717 shares.

	Year ended December 31
Common share repurchases	2023	2022	2021
Acquired number of shares (to the nearest 1)	3,133,717	102,000	534,828
Average cost per common share	28.27	38.21	36.93
Total cost (in US dollars)	88,590,240	3,897,268	19,753,336